Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Licenses
Licenses
Licenses

	2017	2016
(Dollars in millions)
Balance at beginning of year	$1,886	$1,834
Acquisitions	331	53
Transferred to Assets held for sale	(10)	(8)
Exchanges - Licenses received	25	25
Exchanges - Licenses surrendered	(9)	(18)
Balance at end of year	$2,223	$1,886

Goodwill
Goodwill
Goodwill

Year Ended December 31,	2017	2016
(Dollars in millions)
Balance at beginning of year	$370	$370
Loss on impairment	(370)	–
Balance at end of year	$–	$370